COMMITMENTS AND CONTINGENCIES (Contractual Obligation) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Contractual Obligation [Line Items]
2021	$ 36,124
2022	0
2023	0
2024	0
2025	0
Thereafter	0
Total	36,124
Bandwidth Purchase [Member]
Contractual Obligation [Line Items]
2021	28,503
2022	0
2023	0
2024	0
2025	0
Thereafter	0
Total	28,503
Fixed Assets Purchases [Member]
Contractual Obligation [Line Items]
2021	5,007
2022	0
2023	0
2024	0
2025	0
Thereafter	0
Total	5,007
Others [Member]
Contractual Obligation [Line Items]
2021	2,614
2022	0
2023	0
2024	0
2025	0
Thereafter	0
Total	$ 2,614